Report of the directors financial review risk report - Reconciliation of gross carrying/notional amount and allow. for loans and advances to banks and customers incl. loan commitments and financial guarantees - Narrative (Details) - USD ($)
$ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for ECL
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Decrease in financial assets	$ (600)
Financial assets	(11,600)	$ (12,200)
ECL income statement change for the period	1,100
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Decrease in financial assets	(670)
Financial assets	(11,205)	(11,875)	$ (15,391)
Assets written off	1,280	2,612
Decrease relating to foreign exchange and all other movements	614
Decrease relating to underlying credit quality changes	(1,718)	2,227
Increase relating to net remeasurement of ECL arising from transfer of stage	(136)	(595)
Increase (decrease) through volume movements	674
ECL income statement change for the period	1,225	(526)
Changes to models used for ECL calculation	(45)	(49)
Increase (decrease) through other movements, financial assets	(82)	(149)
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees | Non-current assets held for sale [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Increase (decrease) through other movements, financial assets	(147)
Gross carrying/ nominal amount | Loans and advances to bank and customers including loan commitments and financial guarantees
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Financial assets	1,716,704	1,753,395	$ 1,750,586
Assets written off	(1,280)	(2,617)
Increase (decrease) through other movements, financial assets	(6,156)	$ 4,948
Gross carrying/ nominal amount | Loans and advances to bank and customers including loan commitments and financial guarantees | Non-current assets or disposal groups classified as held for sale [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Increase (decrease) through other movements, financial assets	$ (2,800)